Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
Institutional Class
March 1, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Doug McGinley (co-manager) has managed the fund since October 2013.

Elizah McLaughlin (co-manager) has managed the fund since March 2017.

The following information replaces similar information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Doug McGinley is co-manager of the fund, which he has managed since October 2013. Since joining Fidelity Investments in 1994, Mr. McGinley has worked as a research analyst and portfolio manager.

Elizah McLaughlin is co-manager of the fund, which she has managed since March 2017. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

CMB-I-17-01 1.9585868.103	March 17, 2017

Supplement to the
Fidelity® Conservative Income Municipal Bond Fund
March 1, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Doug McGinley (co-manager) has managed the fund since October 2013.

Elizah McLaughlin (co-manager) has managed the fund since March 2017.

The following information replaces similar information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Doug McGinley is co-manager of the fund, which he has managed since October 2013. Since joining Fidelity Investments in 1994, Mr. McGinley has worked as a research analyst and portfolio manager.

Elizah McLaughlin is co-manager of the fund, which she has managed since March 2017. Since joining Fidelity Investments in 1997, Ms. McLaughlin has worked as an analyst and portfolio manager.

CMB-17-01 1.9585867.103	March 17, 2017